[AIM LOGO APPEARS HERE]          Dear Shareholder:

                 [PHOTO of       As the six-month period covered by this report
            Charles T. Bauer,    was closing, the U.S. economy continued to move
             Chairman of the     ahead at a brisk pace. During the final quarter
LETTER      Board of The Fund    of 1998, the economy grew at its fastest rate
TO OUR       APPEARS HERE]       in two and a half years. Total gross domestic
SHAREHOLDERS                     product (GDP) growth for 1998 was 3.9%.
                There was a different story overseas. Throughout the second half of 1998, the global economy continued to experience economic turmoil, financial instability and increased credit concerns. Certain regions, particularly Asia, Russia and Latin America, remained in a severe downturn.
                As a result of this global meltdown, the U.S. Federal Open
              Market Committee of the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75% in three steps between September and November. The discount rate was also reduced from 5% to 4.5%. Interest rates were lowered, not to stimulate an already strong U.S. economy, but to minimize the impact of the international economic crises upon the U.S. economy and to decrease volatility and calm the financial markets. In the United States and Europe, financial markets were very volatile, but the underlying economies continued surprisingly strong growth.
                The yield on the one-year Treasury bill, which was as high as
              5.32% in early July, dropped to 4.37% in early December as an increase in the one-year Treasury bill's price caused its yield to decline. The price increase was a result of investors' demand for Treasuries in a "flight to quality" environment resulting from the international crises and credit concerns.

              YOUR INVESTMENT PORTFOLIO

              Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. Weighted average maturity (WAM) was held at a moderate length for much of the period due to the concern derived from increased volatility experienced in the fourth quarter of 1998. The WAM remained in the 20- to 35-day range. At the close of the period, the WAM was 34 days. The Portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields.
                Using this strategy, the Institutional Class of the Portfolio outperformed its comparative indexes as of February 28, 1999, as shown in Table 1.
                As of the February 28 close of the reporting period, the
              Institutional Class of the Portfolio maintained its high ranking in its peer group of funds, as shown in Table 2. The Institutional Class also received a Lipper Performance Achievement Certificate recognizing it as the number-one fund in its peer group for the five-year period ended December 31, 1998.
                The Portfolio holds the highest credit quality ratings given by three

                         Table 1: Yields as of 2/28/99

                                        Average            Seven-Day
                                     Monthly Yield           Yield
Liquid Assets Portfolio
Institutional Class                      4.88%               4.90%

IBC Money Fund Averages(TM) -
First-Tier Institutions Only             4.66%               4.65%

IBC Money Fund Averages(TM) -
Total Institutions Only                  4.53%               4.55%



                  Table 2: Lipper Rankings as of 2/28/99

               Liquid Assets Portfolio        # of Funds in
                 Institutional Class        Institutional Money     Percentile
Period                  Rank                 Market Category           Rank
1 Year                  6                          195                   3%
3 Years                 2                          153                   1%
5 Years                 1                          111                   1%

Fund percentage rankings are based on total returns and are vs. all institutional U.S. money market funds tracked by Lipper Inc., excluding sales charges and including fees and expenses. Lipper Inc. is an independent mutual fund performance monitor. Past performance cannot guarantee comparable future results.

                                                                     (continued)
              widely known credit-rating agencies. It continues to be rated
              AAAm by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc. In addition, shortly after the reporting period closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA. These ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the only multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.
                Net assets of the Institutional Class stood at $5.87 billion at the close of the reporting period, up from $3.10 billion six months earlier.
                The Liquid Assets Portfolio invests solely in securities rated
              "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a barbell maturity structure, portfolio management emphasizes superior credit quality in purchasing money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

              OUTLOOK FOR THE FUTURE

              Statistics released shortly after the close of the reporting period showed that employment gains have exceeded expectations and wage inflation has been virtually non-existent. This caused interest rates to drop, another indication the U.S. economy continues to benefit from the unusual combination of strong growth and low inflation.
                As 1998 ended, there was speculation the Fed might decrease interest rates even more. However, this view changed abruptly with the release of stronger-than-expected adjusted December and January economic numbers during the first quarter of 1999. These numbers and other factors led many to speculate about the Fed changing course and raising short-term rates again. We believe it is unlikely such a move would be made soon because inflation remains negligible despite robust economic growth. For the 12 months ended February 1999, producer prices were up just 0.5%, and prices for intermediate goods actually fell during February 1999. Retail sales growth and other economic indicators led to estimated annualized GDP growth of 4.6% for the first quarter of 1999.
                We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

              Respectfully submitted,


              /s/ CHARLES T. BAUER
              Charles T. Bauer
              Chairman

Average Monthly Yield Comparison
6 months ended 2/28/99 (Yields are average monthly yields for the month-ends shown.)

Yield

            Short-Term Investments Co.        IBC Money Fund
             Liquid Assets Portfolio           Averages(TM)-                IBC Money Fund Averages(TM)-
              Institutional Class      First-Tier Institutions Only           Total Institutions Only
9/98                  5.56                         5.25                                 5.15
10/98                 5.32                         5.06                                 4.88
11/98                 5.12                         4.93                                 4.75
12/98                 5.05                         4.87                                 4.69
1/99                  4.99                         4.78                                 4.61
2/99                  4.88                         4.66                                 4.53

Weighted Average Maturity Comparison
6 months ended 2/28/99 (as of the month-ends shown)

Days

            Short-Term Investments Co.        IBC Money Fund
             Liquid Assets Portfolio           Averages(TM)-                IBC Money Fund Averages(TM)-
              Institutional Class      First-Tier Institutions Only           Total Institutions Only
9/98                  33                            52                                   47
10/98                 27                            55                                   50
11/98                 21                            52                                   51
12/98                 22                            46                                   46
1/99                  26                            50                                   48
2/99                  34                            58                                   56

Source: IBC Financial Data, Inc. IBC Money Fund Report(Registration Mark) for weighted average maturities;
IBC Money Fund Insight--Registered Mark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1999
(Unaudited)

                                                     PAR
                                        MATURITY    (000)         VALUE
COMMERCIAL PAPER - 51.57%(a)

BASIC INDUSTRIES - 2.65%

CHEMICALS - 1.20%
Henkel Corp.
5.32%                                   03/01/99 $     17,000 $   17,000,000
----------------------------------------------------------------------------
4.81%                                   05/10/99       38,000     37,644,594
----------------------------------------------------------------------------
4.81%                                   05/11/99       20,000     19,810,272
----------------------------------------------------------------------------
4.81%                                   06/16/99       10,000      9,857,036
----------------------------------------------------------------------------
                                                                  84,311,902
----------------------------------------------------------------------------

METAL MINING - 1.45%

Rio Tinto America, Inc.
4.81%                                   05/07/99       32,500     32,209,062
----------------------------------------------------------------------------
4.81%                                   05/13/99       30,000     29,707,392
----------------------------------------------------------------------------
U.S. Borax, Inc.
4.81%                                   04/09/99       28,000     27,854,096
----------------------------------------------------------------------------
4.81%                                   05/07/99       13,000     12,883,625
----------------------------------------------------------------------------
                                                                 102,654,175
----------------------------------------------------------------------------
   Total Basic Industries                                        186,966,077
----------------------------------------------------------------------------

CAPITAL GOODS - 0.70%

COMPUTER & OFFICE EQUIPMENT - 0.35%

International Business Machines Corp.
4.80%                                   06/16/99       25,000     24,643,333
----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.35%

Hitachi America, Ltd.
4.82%                                   03/30/99       25,000     24,902,930
----------------------------------------------------------------------------
   Total Capital Goods                                            49,546,263
----------------------------------------------------------------------------

CONSUMER DURABLES - 11.55%

AUTOMOBILE - 11.55%

Daimler-Chrysler North America Holding
 Corp.
5.02%                                   03/18/99       25,000     24,940,736
----------------------------------------------------------------------------
4.78%                                   05/13/99       14,471     14,330,736
----------------------------------------------------------------------------
4.77%                                   06/11/99       50,000     49,324,250
----------------------------------------------------------------------------
4.80%                                   06/11/99       30,000     29,592,000
----------------------------------------------------------------------------
4.75%                                   06/16/99       25,000     24,647,049
----------------------------------------------------------------------------
4.88%                                   06/16/99       25,000     24,637,389
----------------------------------------------------------------------------
4.76%                                   06/18/99       23,000     22,668,519
----------------------------------------------------------------------------
4.75%                                   06/23/99       25,000     24,623,958
----------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)        VALUE
CONSUMER DURABLES - (continued)

AUTOMOBILE - (CONTINUED)

Ford Motor Credit Co.
4.87%                                  03/01/99 $   250,000 $  250,000,000
--------------------------------------------------------------------------
4.80%                                  04/15/99      25,000     24,850,000
--------------------------------------------------------------------------
4.80%                                  05/07/99      25,000     24,776,666
--------------------------------------------------------------------------
General Motors Acceptance Corp.
4.93%                                  03/01/99      50,000     50,000,000
--------------------------------------------------------------------------
4.99%                                  03/01/99     100,000    100,000,000
--------------------------------------------------------------------------
4.95%                                  04/01/99      50,000     49,786,779
--------------------------------------------------------------------------
4.99%                                  04/01/99     100,000     99,570,143
--------------------------------------------------------------------------
   Total Consumer Durables                                     813,748,225
--------------------------------------------------------------------------

CONSUMER NON-DURABLES - 1.24%

BEVERAGES - 0.38%

Diageo Capital plc
4.80%                                  06/18/99      27,000     26,607,600
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 0.42%

Colgate-Palmolive Co.
5.02%                                  04/06/99       9,600      9,551,808
--------------------------------------------------------------------------
4.82%                                  04/27/99      20,000     19,847,367
--------------------------------------------------------------------------
                                                                29,399,175
--------------------------------------------------------------------------

PUBLISHING - 0.44%

McGraw-Hill Inc.
5.12%                                  03/10/99      31,400     31,359,808
--------------------------------------------------------------------------
   Total Consumer Non-Durables                                  87,366,583
--------------------------------------------------------------------------

CONSUMER SERVICES - 1.75%

ENTERTAINMENT (MISCELLANEOUS) - 0.35%

Walt Disney Co. (The)
4.99%                                  03/05/99      25,000     24,986,139
--------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.40%

Johnson & Johnson
4.77%                                  05/26/99      14,000     13,840,470
--------------------------------------------------------------------------
4.78%                                  06/25/99      31,000     30,522,531
--------------------------------------------------------------------------
4.79%                                  06/25/99      30,000     29,536,967
--------------------------------------------------------------------------
4.79%                                  07/21/99      25,000     24,528,146
--------------------------------------------------------------------------
                                                                98,428,114
--------------------------------------------------------------------------
   Total Consumer Services                                     123,414,253
--------------------------------------------------------------------------

                                                   PAR
                                      MATURITY    (000)        VALUE
ENERGY - 1.65%

OIL & GAS (INTEGRATED) - 1.65%

Mobil Australia Finance Co. Inc.
4.80%                                 06/29/99 $    31,792 $   31,283,328
-------------------------------------------------------------------------
Shell 96
4.90%                                 05/05/99      39,100     39,100,000
-------------------------------------------------------------------------
4.90%                                 06/11/99      45,750     45,750,000
-------------------------------------------------------------------------
   Total Energy                                               116,133,328
-------------------------------------------------------------------------

FINANCIAL - 32.03%

ASSET BACKED SECURITIES - 21.02%

Bavaria TRR Corp.
5.20%                                 03/02/99      30,000     29,995,666
-------------------------------------------------------------------------
Centric Capital Corp.
5.06%                                 03/05/99      10,150     10,144,294
-------------------------------------------------------------------------
5.15%                                 03/23/99      10,000      9,968,528
-------------------------------------------------------------------------
5.00%                                 03/30/99      14,700     14,640,792
-------------------------------------------------------------------------
5.00%                                 04/05/99      25,000     24,878,472
-------------------------------------------------------------------------
4.85%                                 04/06/99      25,000     24,878,750
-------------------------------------------------------------------------
5.06%                                 04/08/99       7,000      6,962,612
-------------------------------------------------------------------------
5.06%                                 04/16/99       6,000      5,961,206
-------------------------------------------------------------------------
5.06%                                 04/21/99       5,000      4,964,159
-------------------------------------------------------------------------
4.85%                                 04/23/99      20,000     19,857,194
-------------------------------------------------------------------------
4.81%                                 05/04/99      26,600     26,372,541
-------------------------------------------------------------------------
4.82%                                 05/05/99      35,000     34,695,403
-------------------------------------------------------------------------
4.85%                                 05/07/99      20,000     19,819,472
-------------------------------------------------------------------------
4.81%                                 05/14/99      30,000     29,703,383
-------------------------------------------------------------------------
Clipper Receivables Corp.
4.89%                                 04/15/99      25,000     24,847,187
-------------------------------------------------------------------------
Corporate Asset Funding Co.
4.76%                                 05/11/99      50,000     49,530,611
-------------------------------------------------------------------------
Delaware Funding Corp.
5.15%                                 03/11/99      30,000     29,957,084
-------------------------------------------------------------------------
4.83%                                 05/12/99      25,000     24,758,500
-------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.15%                                 03/22/99      25,000     24,924,896
-------------------------------------------------------------------------
4.84%                                 03/30/99      50,000     49,805,055
-------------------------------------------------------------------------
4.83%                                 03/31/99      30,000     29,879,250
-------------------------------------------------------------------------
5.20%                                 04/21/99      20,000     19,852,667
-------------------------------------------------------------------------

                                                     PAR
                                        MATURITY    (000)        VALUE
FINANCIAL - (continued)

ASSET BACKED SECURITIES - (CONTINUED)

Edison Asset Securitization, L.L.C.  -
  (continued)
4.85%                                   04/30/99 $    25,000 $   24,797,917
---------------------------------------------------------------------------
4.85%                                   05/19/99      35,000     34,627,493
---------------------------------------------------------------------------
4.84%                                   05/24/99      26,100     25,805,244
---------------------------------------------------------------------------
4.86%                                   05/25/99      30,000     29,655,750
---------------------------------------------------------------------------
4.79%                                   05/28/99      19,901     19,667,981
---------------------------------------------------------------------------
4.87%                                   06/30/99      25,000     24,590,785
---------------------------------------------------------------------------
4.79%                                   07/14/99      50,000     49,101,875
---------------------------------------------------------------------------
4.85%                                   08/10/99      15,673     15,330,937
---------------------------------------------------------------------------
Falcon Asset Securitization Corp.
4.85%                                   03/26/99      35,000     34,882,118
---------------------------------------------------------------------------
4.85%                                   03/30/99      25,000     24,902,326
---------------------------------------------------------------------------
4.83%                                   04/19/99      20,000     19,868,517
---------------------------------------------------------------------------
Mont Blanc Capital Corp.
5.25%                                   03/05/99      28,000     27,983,666
---------------------------------------------------------------------------
5.15%                                   03/11/99      25,000     24,964,236
---------------------------------------------------------------------------
4.85%                                   03/26/99      39,000     38,868,646
---------------------------------------------------------------------------
4.90%                                   04/13/99      25,000     24,853,681
---------------------------------------------------------------------------
Monte Rosa Capital Corp.
4.84%                                   03/26/99      43,000     42,855,472
---------------------------------------------------------------------------
Preferred Receivables Funding Corp.
4.88%                                   03/16/99      25,500     25,448,150
---------------------------------------------------------------------------
4.83%                                   06/29/99       9,740      9,583,186
---------------------------------------------------------------------------
4.87%                                   08/25/99       9,900      9,662,953
---------------------------------------------------------------------------
Quincy Capital Corp.
4.84%                                   05/17/99      34,429     34,072,583
---------------------------------------------------------------------------
Riverwoods Funding Corp.
4.83%                                   03/30/99      40,000     39,844,367
---------------------------------------------------------------------------
4.85%                                   04/19/99      33,000     32,782,154
---------------------------------------------------------------------------
Sheffield Receivables Corp.
4.93%                                   03/02/99      25,000     24,996,577
---------------------------------------------------------------------------
5.28%                                   03/05/99      30,000     29,982,400
---------------------------------------------------------------------------
4.84%                                   03/30/99      40,000     39,844,045
---------------------------------------------------------------------------
4.84%                                   03/31/99      43,000     42,826,567
---------------------------------------------------------------------------
Three Rivers Funding Corp.
4.88%                                   03/16/99      40,000     39,918,667
---------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)        VALUE
FINANCIAL - (continued)

ASSET BACKED SECURITIES - (CONTINUED)

Variable Funding Corp.
5.05%                                  03/10/99 $    16,659 $   16,637,968
--------------------------------------------------------------------------
4.87%                                  03/15/99      50,000     49,905,306
--------------------------------------------------------------------------
4.85%                                  04/05/99      25,000     24,882,118
--------------------------------------------------------------------------
4.83%                                  04/20/99      22,000     21,852,417
--------------------------------------------------------------------------
4.80%                                  05/10/99      35,000     34,673,333
--------------------------------------------------------------------------
4.83%                                  07/15/99      26,252     25,772,988
--------------------------------------------------------------------------
                                                             1,481,840,145
--------------------------------------------------------------------------

BANKS (DOMESTIC) - 2.12%

Bank of America,
4.84%                                  06/10/99      25,000     24,660,528
--------------------------------------------------------------------------
4.83%                                  06/22/99      30,000     29,545,175
--------------------------------------------------------------------------
First Chicago Financial Corp.
4.80%                                  05/13/99      25,000     24,756,667
--------------------------------------------------------------------------
4.80%                                  05/14/99      11,000     10,891,467
--------------------------------------------------------------------------
4.82%                                  05/14/99      25,000     24,752,305
--------------------------------------------------------------------------
4.81%                                  06/14/99      35,000     34,508,979
--------------------------------------------------------------------------
                                                               149,115,121
--------------------------------------------------------------------------

BANKS - (FOREIGN)- 1.18%

UBS Finance (Delaware) Inc.
4.82%                                  06/09/99      35,000     34,531,389
--------------------------------------------------------------------------
4.86%                                  08/09/99      30,000     29,347,950
--------------------------------------------------------------------------
4.90%                                  08/09/99      20,000     19,561,722
--------------------------------------------------------------------------
                                                                83,441,061
--------------------------------------------------------------------------

BROKER DEALER - 0.98%

Credit Suisse First Boston Inc.
4.82%                                  04/20/99      15,000     14,899,583
--------------------------------------------------------------------------
4.83%                                  06/08/99      25,000     24,667,938
--------------------------------------------------------------------------
4.83%                                  07/12/99      30,000     29,464,675
--------------------------------------------------------------------------
                                                                69,032,196
--------------------------------------------------------------------------

BUSINESS CREDIT - 0.35%

National Rural Utilities Cooperative
 Finance
4.85%                                  04/26/99      25,000     24,811,389
--------------------------------------------------------------------------

INSURANCE (OTHER) - 1.03%

Marsh & McLennan Co., Inc.
5.08%                                  03/10/99      30,000     29,961,900
--------------------------------------------------------------------------
5.10%                                  03/22/99      25,000     24,925,625
--------------------------------------------------------------------------
4.80%                                  04/15/99      18,100     17,991,400
--------------------------------------------------------------------------
                                                                72,878,925
--------------------------------------------------------------------------

                                                    PAR
                                       MATURITY    (000)        VALUE
FINANCIAL - (continued)

FINANCIAL-MISCELLANEOUS - 0.27%

International Lease Finance Corp.
4.72%                                  07/20/99 $    19,000 $   18,648,753
--------------------------------------------------------------------------

FINANCIAL-MULTIPLE INDUSTRY - 5.08%

General Electric Capital Corp.
4.95%                                  03/03/99      25,000     24,993,125
--------------------------------------------------------------------------
4.77%                                  03/19/99      25,000     24,940,375
--------------------------------------------------------------------------
5.00%                                  03/19/99      25,000     24,937,500
--------------------------------------------------------------------------
5.05%                                  04/06/99      25,000     24,873,750
--------------------------------------------------------------------------
5.03%                                  04/19/99      20,000     19,863,072
--------------------------------------------------------------------------
5.06%                                  04/27/99      15,000     14,879,825
--------------------------------------------------------------------------
4.92%                                  05/14/99      25,000     24,747,167
--------------------------------------------------------------------------
4.76%                                  06/07/99      30,000     29,611,267
--------------------------------------------------------------------------
4.76%                                  06/16/99      25,000     24,646,306
--------------------------------------------------------------------------
4.83%                                  06/30/99      13,000     12,788,956
--------------------------------------------------------------------------
4.77%                                  08/11/99      10,000      9,784,025
--------------------------------------------------------------------------
4.75%                                  08/19/99      25,000     24,435,937
--------------------------------------------------------------------------
4.88%                                  08/25/99      25,000     24,400,166
--------------------------------------------------------------------------
4.80%                                  08/26/99      25,000     24,406,667
--------------------------------------------------------------------------
4.84%                                  09/29/99      25,000     24,287,444
--------------------------------------------------------------------------
4.81%                                  11/03/99      25,000     24,174,951
--------------------------------------------------------------------------
                                                               357,770,533
--------------------------------------------------------------------------
   Total Financial                                           2,257,538,123
--------------------------------------------------------------------------
   Total Commercial Paper (Cost
    $3,634,712,852)                                          3,634,712,852
--------------------------------------------------------------------------

BANK NOTES - 0.57%

First Union National Floater
5.13% (Cost $40,000,000)(b)            11/23/99      40,000     40,000,000
--------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT - 0.35%

UBS AG
5.24% (Cost $24,985,530)               03/01/00      25,000     24,985,530
--------------------------------------------------------------------------

COMMERCIAL PAPER TRUST CERTIFICATES -
  3.55%

Citibank, N.A.
5.12%(c) (Cost $250,000,000)           12/28/99     250,000    250,000,000
--------------------------------------------------------------------------

                                                            PAR
                                                 MATURITY  (000)       VALUE
MASTER NOTE AGREEMENTS - 18.90%

Goldman Sachs Group, L.P.
5.08%(d)                                         04/19/99 $300,000 $  300,000,000
---------------------------------------------------------------------------------
Liquid Asset Backed Securities Trust
4.94%(d)                                         11/26/99  275,189    275,188,590
---------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.
5.16%(e)                                               --   30,000     30,000,000
---------------------------------------------------------------------------------
5.16%(e)                                         08/16/99  377,000    377,000,000
---------------------------------------------------------------------------------
Morgan (J.P) Securities Inc.
4.95%(f)                                         05/03/99  205,000    205,000,000
---------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
4.98%(g)                                         05/24/99  145,000    145,000,000
---------------------------------------------------------------------------------
   Total Master Note Agreements (Cost
    $1,332,188,590)                                                 1,332,188,590
---------------------------------------------------------------------------------

MEDIUM TERM NOTES - 0.71%

Ford Motor Credit Co.
5.34%(b) (Cost $50,019,778)                      04/19/99   50,000     50,019,778
---------------------------------------------------------------------------------

REVENUE BONDS - 1.48%

Belk, Inc.; Variable Rate Demand Revenue
 Bonds
4.95%(h)(i)                                      07/01/08   60,000     60,000,000
---------------------------------------------------------------------------------
BMC Special Care Facilities; Variable Rate
 Demand Revenue Bonds
4.95%(h)(i)                                      11/15/29   20,000     20,000,000
---------------------------------------------------------------------------------
Jacksonville Health Facilities Authority
 (Charity Obligations Group);
 Refunding Hospital Series C Revenue Bonds(h)(i)
4.95%                                            08/15/19   24,700     24,700,000
---------------------------------------------------------------------------------
   Total Revenue Bonds (Cost $104,700,000)                            104,700,000
---------------------------------------------------------------------------------

TIME DEPOSITS - 9.65%

Chase Manhattan Delaware
4.88%                                            03/01/99  250,000    250,000,000
---------------------------------------------------------------------------------
Deutsche Bank Cayman Time Deposit
4.88%                                            03/01/99   80,000     80,000,000
---------------------------------------------------------------------------------
Norwest Bank Minnesota
4.88%                                            03/01/99  150,000    150,000,000
---------------------------------------------------------------------------------
SunTrust Bank, Atlanta
4.88%                                            03/01/99  200,000    200,000,000
---------------------------------------------------------------------------------
   Total Time Deposits (Cost $680,000,000)                            680,000,000
---------------------------------------------------------------------------------
   Total Investments, excluding repurchase
    agreements                                                      6,116,606,750
---------------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
REPURCHASE AGREEMENTS(j) - 15.93%

Barclays Capital Inc.
4.85%(k)                                 03/01/99 $109,287 $  109,287,156
----------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
4.85%(l)                                       -   250,000    250,000,000
----------------------------------------------------------------------------
Chase Securities, Inc.
4.80%(m)                                 03/15/99  120,000    120,000,000
----------------------------------------------------------------------------
Credit Suisse First Boston Corp.
4.875%(n)                                03/01/99  343,427    343,426,659
----------------------------------------------------------------------------
Deutsche Bank Securities Inc.
4.85(o)                                        -   200,000    200,000,000
----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
4.85%(p)                                       -   100,000    100,000,000
----------------------------------------------------------------------------
   Total Repurchase Agreements (Cost
    $1,122,713,815)                                         1,122,713,815
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.71%                                 7,239,320,565(q)
----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.71%)                      (191,059,176)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $7,048,261,389
============================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/99.
(c) Variable rate trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Portfolio to receive variable rate interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because variable rate trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 02/28/99.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(e) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(f) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(g) Master Note Purchase Agreement may be terminated by either party upon three business days' prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/99.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rate shown is in effect on 02/28/99.
(i) Secured by a letter of credit.
(j) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 02/26/99 with a maturing value of $214,575,392. Collateralized by $217,012,000 U.S. Government obligations, 0% to 8.50% due 03/10/99 to 10/15/08 with an aggregate market value at 02/28/99 of $218,778,541.
(l) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $254,081,689 U.S. Government obligations, 0% to 9.08% due 09/01/01 to 02/01/29 with an aggregate market value at 02/28/99 of $259,163,325.
(m) Term repurchase agreement entered into 02/10/99 with a maturity date of 03/15/99, however, either party may terminate the agreement as of any business day not less than one business day after receipt of written notice from the terminating party. Collateralized by $200,853,333 U.S. Government obligations, 6.00% to 7.00% due 02/12/12 to 03/01/29 with an aggregate market value at 02/28/99 of $204,003,233.
(n) Joint repurchase agreement entered into 02/26/99 with a maturing value of $500,203,125. Collateralized by $527,960,000 U.S. Government obligations, 4.90% to 7.85% due 01/14/00 to 02/25/09 with an aggregate market value at 02/28/99 of $524,499,525.
(o) Open repurchase agreement entered into 02/26/99. Collateralized by $210,287,271 U.S. Government obligations, 6% due 02/01/29 with an aggregate market value at 02/28/99 of $204,000,000.
(p) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $91,830,596 U.S. Government Obligations, 6.00% to 8.50% due 12/15/22 to
    01/15/29 with an aggregate market value at 02/28/99 of $102,000,000.
(q) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $6,116,606,750
------------------------------------------------------------------------
Repurchase agreements                                      1,122,713,815
------------------------------------------------------------------------
Interest receivable                                            8,841,699
------------------------------------------------------------------------
Investment for deferred compensation plan                         58,131
------------------------------------------------------------------------
Other assets                                                     216,871
------------------------------------------------------------------------
  Total assets                                             7,248,437,266
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       174,342,452
------------------------------------------------------------------------
 Dividends                                                    24,987,580
------------------------------------------------------------------------
 Deferred compensation                                            58,131
------------------------------------------------------------------------
Accrued administrative services fees                               9,716
------------------------------------------------------------------------
Accrued advisory fees                                            302,102
------------------------------------------------------------------------
Accrued distribution fees                                        101,368
------------------------------------------------------------------------
Accrued transfer agent fees                                       67,839
------------------------------------------------------------------------
Accrued operating expenses                                       306,689
------------------------------------------------------------------------
  Total liabilities                                          200,175,877
------------------------------------------------------------------------
NET ASSETS                                                $7,048,261,389
========================================================================

NET ASSETS:

Institutional Class                                       $5,869,046,581
========================================================================
Cash Management Class                                     $  887,482,663
========================================================================
Private Investment Class                                  $  229,777,485
========================================================================
Resource Class                                            $   61,954,660
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        5,869,017,009
========================================================================
Cash Management Class                                        887,455,938
========================================================================
Private Investment Class                                     229,778,901
========================================================================
Resource Class                                                61,966,755
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $146,268,180
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            4,215,316
-------------------------------------------------------------------
Custodian fees                                             116,020
-------------------------------------------------------------------
Administrative services fees                                55,010
-------------------------------------------------------------------
Distribution fees (Note 2)                                 739,214
-------------------------------------------------------------------
Directors' fees and expenses                                22,744
-------------------------------------------------------------------
Transfer agent fees                                        286,662
-------------------------------------------------------------------
Other                                                      364,980
-------------------------------------------------------------------
  Total expenses                                         5,799,946
-------------------------------------------------------------------
Less: Fee waivers                                       (2,873,184)
-------------------------------------------------------------------
  Net expenses                                           2,926,762
-------------------------------------------------------------------
Net investment income                                  143,341,418
-------------------------------------------------------------------
Net realized gain on sales of investments                  672,251
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $144,013,669
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1999 and year ended August 31, 1998 (Unaudited)

                                              FEBRUARY 28,     AUGUST 31,
                                                  1999            1998
                                             --------------  --------------
OPERATIONS:
 Net investment income                       $  143,341,418    $231,962,632
----------------------------------------------------------------------------
 Net realized gain on sales of investments          672,251         750,940
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   144,013,669     232,713,572
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (121,518,628)   (207,681,074)
----------------------------------------------------------------------------
  Cash Management Class                         (17,031,592)    (16,114,306)
----------------------------------------------------------------------------
  Private Investment Class                       (3,244,868)     (3,506,724)
----------------------------------------------------------------------------
  Resource Class                                 (1,546,330)     (4,660,528)
----------------------------------------------------------------------------
Capital stock transactions -- net (See Note
 4)                                           3,137,975,474    (113,347,634)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets       3,138,647,725    (112,596,694)
----------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                         3,909,613,664   4,022,210,358
----------------------------------------------------------------------------
  End of period                              $7,048,261,389  $3,909,613,664
============================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in) $7,048,218,603  $3,910,243,129
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investment securities                    42,786        (629,465)
----------------------------------------------------------------------------
                                             $7,048,261,389  $3,909,613,664
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Liquid Assets Portfolio (the "Portfolio") with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Cash Management Class, the Private Investment Class, the Personal Investment Class, the Reserve Class, and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Portfolio has a capital loss carryforward of $629,465 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Portfolio cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.15% of the average daily net assets of the Portfolio. During the six months ended February 28, 1999, AIM voluntarily waived fees of $2,669,700.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1999, the Portfolio reimbursed AIM $55,010 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1999, the Portfolio paid AFS $281,066 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1999, the Private Investment Class, the Cash Management Class, and the Resource Class paid $204,189, $269,430, and $62,111, respectively, as compensation under the Plan. FMC waived fees of $203,484 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1999, the Portfolio paid legal fees of $53,645 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1999 and the year ended August 31, 1998 were as follows:

                                FEBRUARY 28, 1999                   AUGUST 31, 1998
                         ---------------------------------  ---------------------------------
                             SHARES            AMOUNT           SHARES            AMOUNT
                         ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class     65,193,465,215  $ 65,193,465,215   93,828,246,640  $ 93,828,246,640
----------------------------------------------------------------------------------------------
  Cash Management Class    5,243,241,927     5,243,241,927    4,263,088,877     4,263,088,877
----------------------------------------------------------------------------------------------
  Private Investment
  Class                    1,040,326,676     1,040,326,676      427,983,177       427,983,177
----------------------------------------------------------------------------------------------
  Resource*                  707,363,526       707,363,526    1,649,842,930     1,649,842,930
----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         14,063,868        14,063,868       38,210,037        38,210,037
----------------------------------------------------------------------------------------------
  Cash Management Class       12,271,973        12,271,973       10,309,246        10,309,246
----------------------------------------------------------------------------------------------
  Private Investment
 Class                         1,626,592         1,626,592        3,283,004         3,283,004
----------------------------------------------------------------------------------------------
  Resource*                    1,664,604         1,664,604        4,593,118         4,593,118
----------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (62,436,584,809)  (62,436,584,809) (94,557,041,875)  (94,557,041,875)
----------------------------------------------------------------------------------------------
  Cash Management Class   (5,024,094,920)   (5,024,094,920)  (3,700,876,338)   (3,700,876,338)
----------------------------------------------------------------------------------------------
  Private Investment
  Class                     (882,244,600)     (882,244,600)    (432,076,106)     (432,076,106)
----------------------------------------------------------------------------------------------
  Resource*                 (733,124,578)     (733,124,578)  (1,648,910,344)   (1,648,910,344)
----------------------------------------------------------------------------------------------
Net increase (decrease)    3,137,975,474  $  3,137,975,474     (113,347,634) $   (113,347,634)
==============================================================================================

* The MSTC Cash Reserve Class changed names to the Resource Class on October 1, 1998.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Institutional Class capital stock outstanding during the six months ended February 28, 1999, each of the years in the four-year period ended August 31, 1998 and the period November 4, 1993 (date sales commenced) through August 31, 1994.

                                                               AUGUST 31,
                         FEBRUARY 28,    ----------------------------------------------------------
                             1999           1998        1997        1996        1995        1994
                         ------------    ----------  ----------  ----------  ----------  ----------
Net asset value,
 beginning of period      $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Income from investment
 operations:
  Net investment income         0.03           0.06        0.05        0.06        0.06        0.03
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Less distributions:
  Dividends from net
   investment income           (0.03)         (0.06)      (0.05)      (0.06)      (0.06)      (0.03)
-----------------------   ----------     ----------  ----------  ----------  ----------  ----------
Net asset value, end of
 period                   $     1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Total return                    2.58%          5.74%       5.58%       5.68%       5.83%       3.16%
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $5,869,047     $3,097,539  $3,787,357  $1,988,755  $1,287,463  $1,028,350
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratio of expenses to
 average net assets(a)          0.09%(b)       0.08%       0.06%       0.03%       0.11%       0.05%(c)
=======================   ==========     ==========  ==========  ==========  ==========  ==========
Ratio of net investment
 income to average net
 assets(d)                      5.12%(b)       5.59%       5.46%       5.52%       5.69%       3.85%(c)
=======================   ==========     ==========  ==========  ==========  ==========  ==========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.18% (annualized), 0.18%, 0.18%, 0.18%, 0.18% and 0.18% (annualized) for the periods 1999-1994, respectively.
(b) Ratios are annualized and based on average net assets of $4,787,961,263.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.03% (annualized), 5.49%, 5.34%, 5.37%, 5.62% and 3.72% (annualized) for the periods 1999-1994, respectively.

                      [This Page Intentionally Left Blank]

                         DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham         Short-Term
Owen Daly II                                   Prema Mathai-Davis         Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock         (STIC)
Jack M. Fields                                     Louis S. Sklar

                         OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
John J. Arthur                     Sr. Vice President & Treasurer
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton               Vice President & Assistant Treasurer         Liquid Assets
Melville B. Cox                                    Vice President         Portfolio
Karen Dunn Kelley                                  Vice President         ----------------------------------------
J. Abbott Sprague                                  Vice President         Institutional                     SEMI-
Mary J. Benson     Assistant Vice President & Assistant Treasurer         Class                             ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer                                           REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                FEBRUARY 28, 1999
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary


                      INVESTMENT ADVISOR
                     A I M Advisors, Inc.                                            [LOGO APPEARS HERE]
                 11 Greenway Plaza, Suite 100                                      Fund Management Company
                    Houston, TX 77046-1173
                        (800) 347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                        (800) 659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                     LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                  Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
               Kramer, Levin, Naftalis & Frankel LLP
                       919 Third Avenue
                      New York, NY 10022

                        TRANSFER AGENT
                   A I M Fund Services, Inc.
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-SAR-1